Other Operating Gains (Losses), Net (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss		$ 166		$ 145	$ 116
Operating expenses		108,500	$ 84.8
Other operating expenses (in Dollars)		$ 42,900
Phase 1 [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss	$ 84.8
Phase 2 [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss	259.6
C-Band Clearing Program [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Other operating loss	$ 344.4